Employee benefits - Reconciliation of net (liabilities) assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	$ (52,616)	$ (68,735)
Amount recognized in AOCL at beginning of year	288,882	304,330
Amount prepaid (accued) at beginning of year	236,266	235,595
Net periodic benefit (credit) cost	(6,165)	(19,559)	$ (5,513)
Contributions	230	20,230
Amount prepaid (accrued) at end of year	230,331	236,266	235,595
Accumulated other comprehensive loss	(265,899)	(288,882)	(304,330)
Net (liabilities) assets at end of year	(35,568)	(52,616)	(68,735)
OPEB Plan
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	(168,681)	(153,415)
Amount recognized in AOCL at beginning of year	21,472	5,720
Amount prepaid (accued) at beginning of year	(147,209)	(147,695)
Net periodic benefit (credit) cost	(6,193)	(6,714)	(4,402)
Contributions	6,344	7,200
Amount prepaid (accrued) at end of year	(147,058)	(147,209)	(147,695)
Accumulated other comprehensive loss	(32,152)	(21,472)	(5,720)
Net (liabilities) assets at end of year	$ (179,210)	$ (168,681)	$ (153,415)